Listing of companies in the Group - Subsidiaries held by BW LPG AS (Details)	Dec. 31, 2025	Dec. 31, 2024
BW LPG AS | BW LPG Fleet Management AS
Listing of companies in the Group
Effective equity holding	100.00%	100.00%